Derivative Contracts - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,586.9	$ 1,802.9
Cash collateral	0.8	3.4
Not Designated as Hedging Instrument | Derivative assets | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	17.0	31.4
Derivative, Notional Amount	550.0	1,262.1
Not Designated as Hedging Instrument | Derivative liabilities | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	(41.7)	(9.3)
Derivative, Notional Amount	1,036.9	540.8
Not Designated as Hedging Instrument | Derivative liabilities | Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Fair Value	(3.6)	(16.5)
Derivative, Notional Amount	0.0	0.0
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Cash collateral	2.0	0.0
Designated as Hedging Instrument | Derivative assets | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	0.0	0.3
Derivative, Notional Amount	0.0	76.9
Designated as Hedging Instrument | Derivative liabilities | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	(4.2)	0.0
Derivative, Notional Amount	$ 158.0	$ 0.0